Cover	Jan. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2023
Entity File Number	001-38402
Entity Registrant Name	NextPlay Technologies, Inc.
Entity Central Index Key	0001372183
Entity Tax Identification Number	26-3509845
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1560 Sawgrass Corporate Parkway
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Sunrise
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33323
City Area Code	954
Local Phone Number	888-9779
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	NXTP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false